Loans payable (Tables)	6 Months Ended
Jun. 30, 2012
Loans Payable [Abstract]
Schedule of debt

	June 30,	December 31,
	2012	2011
	$	$

Windstar senior secured notes (a)	204,459,000	204,459,000
Windstar bridge financing (b)	55,000,000	51,013,346
Corporate bridge financing (c)	19,704,439	18,867,922
Kingman credit agreement (d)	15,447,222	16,000,000
Deferred financing (e)	15,488,574	15,488,574
REC promissory note (f)	12,006,600	12,006,600
Crane financing contract (g)	36,183	62,242
Vehicle financing (h)	45,378	51,441
	322,187,396	317,949,125
Less: Current	(109,681,695)	(103,160,985)
Loans payable, non-current	212,505,701	214,788,140

Schedule of principal payments due

$

2012	101,991,524
2013	11,850,484
2014	8,331,888
2015	7,969,132
2016	8,481,764
Thereafter	183,562,604
322,187,396